Risk management, derivative instruments and concentrations of risk - Interest rate swap agreements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
2.941% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 57,956
Derivative Liability, Fair Value carrying amount assets	$ (6,025)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.941%
2.838% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 57,956
Derivative Liability, Fair Value carrying amount assets	$ (5,631)
Derivative, Term	Oct 2025
Derivative, Fixed interest rate	2.838%
2.735% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 57,956
Derivative Liability, Fair Value carrying amount assets	$ (5,548)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.735%
2.650% Interest Rate [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 57,956
Derivative Liability, Fair Value carrying amount assets	$ (5,352)
Derivative, Term	Jan 2026
Derivative, Fixed interest rate	2.65%
Lampung [Member]
Derivative [Line Items]
Derivative, Interest rate index	LIBOR
Derivative, Notional amount	$ 102,725
Derivative Liability, Fair Value carrying amount assets	$ (6,361)
Derivative, Term	Sep 2026
Derivative, Fixed interest rate	2.80%